Acquisitions and disposals - Disclosure of Detailed Information about Deal Completion and Acquired Business (Details) - brand	Jun. 01, 2024	Feb. 01, 2024
Elida Beauty
Disclosure of detailed information about business combination [line items]
Number of brands	20
K18
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		91.88%